Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Balance Sheet Components

NOTE 6—BALANCE SHEET COMPONENTS

The following table presents balance sheet component balances (in thousands):

	September 30,	December 31,
	2013	2012

Subscriber contract costs
Subscriber contract costs	$280,006	$12,934
Accumulated amortization	(13,002)	(181)

Subscriber contract costs, net	$267,004	$12,753

Long-term investments and other assets
Note receivable (See Notes 5 and 13)	$20,871	$15,341
Security deposit receivable	6,255	6,236
Other	232	128

Total long-term investments and other assets, net	$27,358	$21,705

Accrued payroll and commissions
Accrued payroll	$10,278	$7,396
Accrued commissions	77,576	13,050

Total accrued payroll and commissions	$87,854	$20,446

NOTE 8—BALANCE SHEET COMPONENTS

The following table presents balance sheet component balances as of December 31, 2012 and December 31, 2011 (in thousands):

	Successor	Predecessor
	December 31, 2012	December 31, 2011
Inventories
Inventory stock	$32,507	$59,901
Inventory valuation	(180)	(3,413)

Inventories, net	$32,327	$56,488

Subscriber contract costs
Subscriber contract costs	$12,934	$685,372
Accumulated amortization	(181)	(151,359)

Subscriber contract costs, net	$12,753	$534,013

Long-term investments and other assets
Note receivable (See Note 7, 15)	$15,341	$882
Security deposit receivable	6,236	178
Other	128	315

Total long-term investments and other assets, net	$21,705	$1,375

Accrued payroll and commissions
Accrued payroll	$7,396	$5,220
Accrued commissions	13,050	9,384

Total accrued payroll and commissions	$20,446	$14,604